UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED SPECIAL SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.07%)
CONSUMER DISCRETIONARY – (6.65%)
Automobiles & Components – (1.15%)
3,439,500	Harley-Davidson, Inc.	$ 96,546,765

Consumer Durables & Apparel – (0.20%)
328,596	Hunter Douglas NV (Netherlands)	16,825,154

Consumer Services – (0.23%)
1,090,000	H&R Block, Inc.	19,402,000

Media – (2.25%)
1,789,000	Grupo Televisa S.A., ADR (Mexico)	37,604,780
138,580	Liberty Media - Starz, Series A *	7,572,011
4,681,250	News Corp., Class A	67,410,000
2,199,000	Walt Disney Co.	76,767,090

		189,353,881

Retailing – (2.82%)
208,500	Amazon.com, Inc. *	28,299,705
2,630,000	Bed Bath & Beyond Inc. *	115,036,200
2,675,000	CarMax, Inc. *	67,196,000
1,732,250	Liberty Media Corp. - Interactive, Series A *	26,503,425

		237,035,330

	Total Consumer Discretionary	559,163,130

CONSUMER STAPLES – (14.22%)
Food & Staples Retailing – (7.40%)
6,016,900	Costco Wholesale Corp.	359,509,775
7,195,445	CVS Caremark Corp.	263,065,469

		622,575,244

Food, Beverage & Tobacco – (5.20%)
1,038,000	Coca-Cola Co.	57,090,000
6,162,058	Diageo PLC (United Kingdom)	103,421,143
2,318,150	Heineken Holding NV (Netherlands)	103,119,827
517,300	Hershey Co.	22,145,613
622,000	Mead Johnson Nutrition Co.	32,362,660
239,000	Nestle S.A. (Switzerland)	12,240,137
1,494,167	Philip Morris International Inc.	77,935,751
945,000	Unilever NV, NY Shares (Netherlands)	28,501,200

		436,816,331

Household & Personal Products – (1.62%)
515,100	Natura Cosmeticos S.A. (Brazil)	10,456,384
1,987,000	Procter & Gamble Co.	125,717,490

		136,173,874

	Total Consumer Staples	1,195,565,449

ENERGY – (15.17%)
2,482,200	Canadian Natural Resources Ltd. (Canada)	183,782,088
41,208,200	China Coal Energy Co. - H (China)	64,432,179
91,230	ConocoPhillips	4,668,239
3,632,642	Devon Energy Corp.	234,051,124
3,006,200	EOG Resources, Inc.	279,396,228
4,640,100	Occidental Petroleum Corp.	392,274,054
4,780,000	OGX Petroleo e Gas Participacoes S.A. (Brazil) *	44,753,283
831,124	Transocean Ltd. *	71,792,491

	Total Energy	1,275,149,686

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (29.44%)
Banks – (4.79%)
	Commercial Banks – (4.79%)
12,932,579	Wells Fargo & Co.	$ 402,461,858

Diversified Financials – (13.02%)
	Capital Markets – (6.55%)
1,662,707	Ameriprise Financial, Inc.	75,420,390
6,684,600	Bank of New York Mellon Corp.	206,420,448
1,779,350	Brookfield Asset Management Inc., Class A (Canada)	45,231,077
3,591,210	GAM Holding Ltd. (Switzerland) *	44,106,762
289,000	Goldman Sachs Group, Inc.	49,312,070
3,591,210	Julius Baer Group Ltd. (Switzerland)	130,276,728

		550,767,475

	Consumer Finance – (3.88%)
7,909,800	American Express Co.	326,358,348

	Diversified Financial Services – (2.59%)
2,762,740	JPMorgan Chase & Co.	123,632,615
2,265,600	Moody's Corp.	67,401,600
289,500	Visa Inc., Class A	26,353,185

		217,387,400

		1,094,513,223

Insurance – (10.99%)
	Multi-line Insurance – (3.15%)
82,850	Fairfax Financial Holdings Ltd. (Canada)	30,975,130
39,220	Fairfax Financial Holdings Ltd., 144A (Canada) (a) (b)	14,747,322
5,874,000	Loews Corp.	218,982,720

		264,705,172

	Property & Casualty Insurance – (6.85%)
3,054	Berkshire Hathaway Inc., Class A *	371,977,200
80,400	Berkshire Hathaway Inc., Class B *	6,534,108
21,700	Markel Corp. *	8,130,122
9,900,800	Progressive Corp. (Ohio)	189,006,272

		575,647,702

	Reinsurance – (0.99%)
1,578,687	Transatlantic Holdings, Inc.	83,354,673

		923,707,547

Real Estate – (0.64%)
10,172,000	Hang Lung Group Ltd. (Hong Kong)	53,845,407

	Total Financials	2,474,528,035

HEALTH CARE – (10.00%)
Health Care Equipment & Services – (3.35%)
974,400	Becton, Dickinson and Co.	76,714,512
693,000	Cardinal Health, Inc.	24,968,790
805,000	CareFusion Corp. *	21,276,150
1,230,000	Express Scripts, Inc. *	125,164,800
444,000	Laboratory Corp. of America Holdings *	33,615,240

		281,739,492

Pharmaceuticals, Biotechnology & Life Sciences – (6.65%)
2,844,100	Johnson & Johnson	185,435,320
6,049,673	Merck & Co., Inc.	225,955,286

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (Continued)
8,582,200	Pfizer Inc.	$ 147,184,730

		558,575,336

	Total Health Care	840,314,828

INDUSTRIALS – (6.84%)
Capital Goods – (1.49%)
1,818,000	ABB Ltd., ADR (Switzerland)	39,705,120
396,000	PACCAR Inc.	17,162,640
1,792,283	Tyco International Ltd.	68,554,825

		125,422,585

Commercial & Professional Services – (2.85%)
1,241,000	D&B Corp.	92,355,220
5,363,250	Iron Mountain Inc.	146,953,050

		239,308,270

Transportation – (2.50%)
24,134,198	China Merchants Holdings International Co., Ltd. (China)	88,277,840
17,840,000	China Shipping Development Co. Ltd. - H (China)	29,134,971
14,030,743	Cosco Pacific Ltd. (China)	21,287,588
502,910	Kuehne & Nagel International AG (Switzerland)	50,891,974
1,053,500	LLX Logistica S.A. (Brazil) *	4,958,414
246,833	United Parcel Service, Inc., Class B	15,898,513

		210,449,300

	Total Industrials	575,180,155

INFORMATION TECHNOLOGY – (7.47%)
Semiconductors & Semiconductor Equipment – (1.40%)
4,815,800	Texas Instruments Inc.	117,842,626

Software & Services – (3.26%)
3,401,000	Activision Blizzard, Inc.	40,948,040
129,800	Google Inc., Class A *	73,596,600
5,443,000	Microsoft Corp.	159,262,180

		273,806,820

Technology Hardware & Equipment – (2.81%)
2,963,300	Agilent Technologies, Inc. *	101,907,887
2,533,000	Hewlett-Packard Co.	134,628,950

		236,536,837

	Total Information Technology	628,186,283

MATERIALS – (6.28%)
1,339,500	BHP Billiton PLC (United Kingdom)	45,938,793
930,600	Martin Marietta Materials, Inc.	77,751,630
517,800	Monsanto Co.	36,981,276
186,400	Potash Corp. of Saskatchewan Inc. (Canada)	22,246,840
728,187	Rio Tinto PLC (United Kingdom)	43,151,151
7,883,400	Sealed Air Corp.	166,182,072
4,561,630	Sino-Forest Corp. (Canada) *	89,377,677
145,700	Sino-Forest Corp., 144A (Canada) * (a) (b)	2,854,753
924,100	Vulcan Materials Co.	43,654,484

	Total Materials	528,138,676

	TOTAL COMMON STOCK – (Identified cost $5,246,330,132)	8,076,226,242

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2010 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (0.58%)
MATERIALS – (0.22%)
$15,365,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (c)	$18,630,063

	Total Materials	18,630,063

TELECOMMUNICATION SERVICES – (0.36%)
19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	19,824,000
8,000,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (c)	10,690,000

	Total Telecommunication Services	30,514,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $42,565,000)	49,144,063

CORPORATE BONDS – (1.05%)
CONSUMER DISCRETIONARY – (0.71%)
Automobiles & Components – (0.71%)
47,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (c)	59,775,211

	Total Consumer Discretionary	59,775,211

MATERIALS – (0.34%)
25,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (c)	28,247,475

	Total Materials	28,247,475

	TOTAL CORPORATE BONDS – (Identified cost $72,000,000)	88,022,686

SHORT TERM INVESTMENTS – (1.96%)
COMMERCIAL PAPER – (0.59%)
50,000,000	Intesa Funding LLC, 0.06%, 04/01/10	50,000,000

	Total Commercial Paper	50,000,000

REPURCHASE AGREEMENTS – (1.37%)
34,719,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.02%, 04/01/10, dated 03/31/10, repurchase value of $34,719,019
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.598%-5.881%, 02/01/30-02/01/49, total market value $35,413,380)	34,719,000
23,000,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 04/01/10, dated 03/31/10, repurchase value of $23,000,006
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 11/01/12-07/01/49, total market value $23,460,000)	23,000,000
57,499,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.04%, 04/01/10, dated 03/31/10, repurchase value of $57,499,064
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 04/15/10-02/15/40, total market value $58,648,980)	57,499,000

	Total Repurchase Agreements	115,218,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $165,218,000)	165,218,000

	Total Investments – (99.66%) – (Identified cost $5,526,113,132) – (d)	8,378,610,991
	Other Assets Less Liabilities – (0.34%)	28,385,273
	Net Assets – (100.00%)	$8,406,996,264

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $17,602,075 or 0.21% of the Fund’s net assets as of March 31, 2010.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2010 (Unaudited)

(b)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $17,602,075 or 0.21% of the Fund's net assets as of March 31, 2010.

(c)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $117,342,749 or 1.40% of the Fund’s net assets as of March 31, 2010.

(d)	Aggregate cost for federal income tax purposes is $5,534,901,837. At March 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$3,021,330,914
	Unrealized depreciation	(177,621,760)
	Net unrealized appreciation	$2,843,709,154

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC.	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.73%)
CONSUMER DISCRETIONARY – (10.77%)
Automobiles & Components – (0.10%)
2,680	Johnson Controls, Inc.	$ 88,413

Consumer Durables & Apparel – (2.63%)
45,122	Hunter Douglas NV (Netherlands)	2,310,389

Consumer Services – (2.78%)
6,040	H&R Block, Inc.	107,512
60,900	Yum! Brands, Inc.	2,334,297

		2,441,809

Media – (4.56%)
60,900	Grupo Televisa S.A., ADR (Mexico)	1,280,118
78,250	Walt Disney Co.	2,731,708

		4,011,826

Retailing – (0.70%)
5,670	CarMax, Inc. *	142,430
7,000	Sherwin-Williams Co.	473,760

		616,190

	Total Consumer Discretionary	9,468,627

CONSUMER STAPLES – (9.41%)
Food & Staples Retailing – (3.42%)
1,730	Costco Wholesale Corp.	103,367
79,330	CVS Caremark Corp.	2,900,305

		3,003,672

Food, Beverage & Tobacco – (5.99%)
28,800	Coca-Cola Co.	1,584,000
31,065	Heineken Holding NV (Netherlands)	1,381,886
20,100	Mead Johnson Nutrition Co.	1,045,803
24,500	Nestle S.A. (Switzerland)	1,254,742

		5,266,431

	Total Consumer Staples	8,270,103

ENERGY – (6.54%)
9,600	Devon Energy Corp.	618,528
15,500	Occidental Petroleum Corp.	1,310,370
27,600	Tenaris S.A., ADR (Argentina)	1,185,144
30,471	Transocean Ltd. *	2,632,085

	Total Energy	5,746,127

FINANCIALS – (15.98%)
Banks – (1.52%)
	Commercial Banks – (1.52%)
30,100	Banco Santander Brasil S.A., ADS (Brazil)	374,143
30,900	Wells Fargo & Co.	961,608

		1,335,751

Diversified Financials – (8.14%)
	Capital Markets – (3.05%)
52,790	Bank of New York Mellon Corp.	1,630,155
53,800	Charles Schwab Corp.	1,005,522
25,552	E*TRADE Financial Corp. *	42,161

		2,677,838

	Diversified Financial Services – (5.09%)
295	CME Group Inc.	93,282

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
95,000	Oaktree Capital Group LLC, Class A (a)	$ 3,277,500
13,053	Pargesa Holdings S.A., Bearer Shares (Switzerland)	1,107,970

		4,478,752

		7,156,590

Insurance – (6.32%)
	Insurance Brokers – (0.28%)
3,600	Aon Corp.	153,756
5,018	Brown & Brown, Inc.	89,923

		243,679

	Property & Casualty Insurance – (4.77%)
13,000	Berkshire Hathaway Inc., Class B *	1,056,510
8,355	Markel Corp. *	3,130,284

		4,186,794

	Reinsurance – (1.27%)
1,540	Everest Re Group, Ltd.	124,632
990	RenaissanceRe Holdings Ltd.	56,192
17,768	Transatlantic Holdings, Inc.	938,151

		1,118,975

		5,549,448

	Total Financials	14,041,789

HEALTH CARE – (19.50%)
Health Care Equipment & Services – (7.22%)
31,605	Becton, Dickinson and Co.	2,488,262
5,285	CareFusion Corp. *	139,682
27,100	IDEXX Laboratories, Inc. *	1,558,521
24,800	Laboratory Corp. of America Holdings *	1,877,608
8,570	UnitedHealth Group Inc.	279,982

		6,344,055

Pharmaceuticals, Biotechnology & Life Sciences – (12.28%)
66,400	Johnson & Johnson	4,329,280
122,573	Merck & Co., Inc.	4,578,101
3,600	Millipore Corp. *	380,160
87,600	Pfizer Inc.	1,502,340

		10,789,881

	Total Health Care	17,133,936

INDUSTRIALS – (6.84%)
Capital Goods – (3.85%)
32,450	ABB Ltd., ADR (Switzerland)	708,708
97,852	Blount International, Inc. *	1,013,747
1,300	Lockheed Martin Corp.	108,186
45,100	Shaw Group Inc. *	1,552,342

		3,382,983

Commercial & Professional Services – (1.13%)
36,166	Iron Mountain Inc.	990,948

Transportation – (1.86%)
118,300	Clark Holdings, Inc. *	66,248
12,460	Kuehne & Nagel International AG (Switzerland)	1,260,890

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	March 31, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (Continued)
11,300	Ryanair Holdings PLC, ADR (Ireland) *	$307,021

		1,634,159

	Total Industrials	6,008,090

INFORMATION TECHNOLOGY – (19.36%)
Semiconductors & Semiconductor Equipment – (3.52%)
22,200	Altera Corp.	539,460
104,400	Texas Instruments Inc.	2,554,668

		3,094,128

Software & Services – (10.20%)
98,900	Activision Blizzard, Inc.	1,190,756
5,029	Google Inc., Class A *	2,851,443
99,650	Microsoft Corp.	2,915,759
27,400	NetEase.com Inc., ADR (China) *	971,878
21,500	SAP AG, ADR (Germany)	1,035,655

		8,965,491

Technology Hardware & Equipment – (5.64%)
73,300	Agilent Technologies, Inc. *	2,520,787
6,972	Cisco Systems, Inc. *	181,481
23,670	Harris Corp.	1,124,088
14,000	Hewlett-Packard Co.	744,100
3,000	International Business Machines Corp.	384,750

		4,955,206

	Total Information Technology	17,014,825

MATERIALS – (7.45%)
22,600	Monsanto Co.	1,614,092
36,680	Sigma-Aldrich Corp.	1,968,249
151,100	Sino-Forest Corp. (Canada) *	2,960,557

	Total Materials	6,542,898

TELECOMMUNICATION SERVICES – (0.88%)
9,000	America Movil SAB de C.V., Series L, ADR (Mexico)	453,060
7,518	American Tower Corp., Class A *	320,342

	Total Telecommunication Services	773,402

	TOTAL COMMON STOCK – (Identified cost $70,647,307)	84,999,797

CONVERTIBLE BONDS – (1.29%)
TELECOMMUNICATION SERVICES – (1.29%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	1,135,750

	TOTAL CONVERTIBLE BONDS – (Identified cost $1,100,000)	1,135,750

SHORT TERM INVESTMENTS – (2.26%)
597,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.02%, 04/01/10, dated 03/31/10, repurchase value of $597,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.598%-5.881%, 02/01/30-02/01/49, total market value $608,940)	597,000
396,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 04/01/10, dated 03/31/10, repurchase value of $396,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 11/01/12-07/01/49, total market value $403,920)	396,000

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	March 31, 2010 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (CONTINUED)
$989,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.04%, 04/01/10, dated 03/31/10, repurchase value of $989,001
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 04/15/10-02/15/40, total market value $1,008,780)	$989,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,982,000)	1,982,000

	Total Investments – (100.28%) – (Identified cost $73,729,307) – (b)	88,117,547
	Liabilities Less Other Assets – (0.28%)	(248,214)
Net Assets – (100.00%)		$87,869,333

s
ADR: American Depositary Receipt
ADS: American Depositary Share
*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $3,277,500 or 3.73% of the Fund’s net assets as of March 31, 2010.

(b)	Aggregate cost for federal income tax purposes is $74,546,073. At March 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$16,980,719
	Unrealized depreciation	(3,409,245)
Net unrealized appreciation		$13,571,474

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	March 31, 2010 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

Principal	Security	Value
FANNIE MAE – (13.86%)
$215,000	4.75%, 04/19/10	$ 215,478
350,000	5.00%, 04/28/10	351,215
250,000	0.25%, 05/12/10 (a)	249,929
125,000	4.125%, 05/12/10	125,539
160,000	4.625%, 06/01/10	161,158
300,000	3.40%, 06/10/10	301,507
297,000	0.21%, 06/23/10 (a)	296,856
100,000	3.27%, 06/30/10	100,732
250,000	5.125%, 07/06/10	253,182
1,000,000	0.1413%, 07/13/10 (b)	999,974
500,000	0.22%, 08/18/10 (a)	499,575
133,000	4.375%, 09/13/10	135,456

	TOTAL FANNIE MAE – (Identified cost $3,690,601)	3,690,601

FEDERAL FARM CREDIT BANK – (21.32%)
150,000	4.80%, 04/12/10	150,206
100,000	2.75%, 05/04/10	100,222
458,000	4.75%, 05/07/10	459,922
200,000	0.1598%, 06/22/10 (b)	199,977
1,000,000	0.1372%, 06/24/10 (b)	1,000,000
1,000,000	0.187%, 08/23/10 (b)	999,950
300,000	0.1981%, 09/03/10 (b)	300,000
200,000	0.4281%, 09/03/10 (b)	200,214
100,000	2.33%, 09/03/10	100,822
450,000	5.25%, 09/13/10	460,199
1,000,000	0.14%, 09/21/10 (b)	999,952
200,000	4.70%, 10/20/10	204,622
500,000	0.1712%, 10/26/10 (b)	500,000

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $5,676,086)	5,676,086

FEDERAL HOME LOAN BANK – (33.95%)
225,000	0.92%, 04/09/10	225,033
2,000,000	0.00%, 04/13/10 (b)	1,999,893
75,000	0.875%, 04/15/10	75,009
25,000	0.80%, 04/23/10	25,003
100,000	0.20%, 04/26/10 (a)	99,986
320,000	3.375%, 05/14/10	321,165
375,000	7.625%, 05/14/10	378,272
200,000	0.80%, 05/17/10	200,134
100,000	4.65%, 05/26/10	100,642
100,000	5.00%, 05/26/10	100,615
100,000	4.25%, 06/11/10	100,769
100,000	4.61%, 06/15/10	100,882
250,000	5.00%, 06/30/10	252,922
400,000	0.19%, 07/07/10 (a)	399,795
200,000	0.099%, 07/09/10 (b)	200,079
750,000	0.151%, 07/13/10 (b)	749,960
1,000,000	3.50%, 07/16/10	1,009,464
350,000	1.30%, 07/30/10	351,190
200,000	4.125%, 08/13/10	202,803
150,000	4.75%, 08/13/10	152,437
325,000	6.875%, 08/13/10	332,835

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	March 31, 2010 (Unaudited)
SELECTED DAILY GOVERNMENT FUND – (CONTINUED)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (CONTINUED)
$500,000	3.05%, 09/17/10	$506,446
1,000,000	0.14%, 11/17/10 (b)	1,000,000
150,000	4.00%, 02/15/11	154,665

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $9,039,999)	9,039,999

FREDDIE MAC – (14.66%)
250,000	4.15%, 04/01/10	250,000
200,000	0.20%, 04/26/10 (a)	199,972
240,000	2.875%, 04/30/10	240,497
175,000	0.20%, 05/17/10 (a)	174,955
300,000	3.55%, 06/18/10	302,121
141,000	0.20%, 06/22/10 (a)	140,936
300,000	4.125%, 07/12/10	303,215
1,000,000	0.24%, 08/11/10 (a)	999,120
405,000	5.125%, 08/23/10	412,859
400,000	0.23%, 08/30/10 (a)	399,614
380,000	0.225%, 09/07/10 (a)	379,622
100,000	4.75%, 09/22/10	102,012

	TOTAL FREDDIE MAC – (Identified cost $3,904,923)	3,904,923

OTHER AGENCIES – (2.75%)
200,000	FICO Strip, 0.4015%, 05/02/10 (a)	199,931
150,000	FICO Strip, 0.4015%, 05/11/10 (a)	149,933
140,000	FICO Strip, 0.4044%, 06/06/10 (a)	139,897
100,000	FICO Strip, 0.4012%, 06/27/10 (a)	99,904
144,000	Tennessee Valley Authority Strip, 0.4507%, 10/15/10 (a)	143,649

	TOTAL OTHER AGENCIES – (Identified cost $733,314)	733,314

REPURCHASE AGREEMENTS – (13.03%)
1,046,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.02%, 04/01/10, dated 03/31/10, repurchase value of $1,046,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.598%-5.881%, 02/01/30-02/01/49, total market value $1,066,920)	1,046,000
693,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 04/01/10, dated 03/31/10, repurchase value of $693,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 11/01/12-07/01/49, total market value $706,860)	693,000
1,732,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.04%, 04/01/10, dated 03/31/10, repurchase value of $1,732,002
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 04/15/10-02/15/40, total market value $1,766,640)	1,732,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $3,471,000)	3,471,000

Total Investments – (99.57%) – (Identified cost $26,515,923) – (c)		26,515,923
Other Assets Less Liabilities – (0.43%)		113,804
Net Assets – (100.00%)		$26,629,727

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	March 31, 2010 (Unaudited)
SELECTED DAILY GOVERNMENT FUND – (CONTINUED)

(a) Zero coupon bonds reflect the effective yield on the date of purchase.
(b)
The interest rates on floating rate securities, shown as of March 31, 2010, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c) Aggregate cost for federal income tax purposes is $26,515,923.
Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2010 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2010 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Selected
	Selected	Selected	Daily
	American	Special	Government
	Shares	Shares	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$559,163,130	$9,468,627	$ −
Consumer staples	1,195,565,449	8,270,103	−
Energy	1,275,149,686	5,746,127	−
Financials	2,474,528,035	10,764,289	−
Health care	840,314,828	17,133,936	−
Industrials	575,180,155	6,008,090	−
Information technology	628,186,283	17,014,825	−
Materials	528,138,676	6,542,898	−
Telecommunication services	−	773,402	−
Level 2 – Other Significant Observable Inputs:
Short-term debt securities issued by U.S. Treasuries and U.S. government corporations and agencies	−	−	23,044,923
Convertible debt securities	49,144,063	1,135,750	−
Corporate debt securities	88,022,686	−	−
Equity securities:
Financials	−	3,277,500	−
Short-term securities	165,218,000	1,982,000	3,471,000
Level 3 – Significant Unobservable Inputs	−	−	−
Total	$8,378,610,991	$88,117,547	$26,515,923

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to March 31, 2010 and through May 28, 2010, which required adjustments and/or additional disclosure.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED SPECIAL SHARES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 24, 2010

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: May 24, 2010